Share-based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Details)	12 Months Ended
	Dec. 31, 2019 GBP (£) shares yr £ / shares	Dec. 31, 2018 GBP (£) shares yr £ / shares	Dec. 31, 2017 GBP (£) shares yr £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares	1,202,150	253,500	1,500,815
2017 Share Options | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			66.56%
Dividend yield			0.00%
Risk-free investment rate			0.12%
Fair value of option at grant date | £			£ 7.70
Fair value of share at grant date			£ 11.08
Exercise price at date of grant			£ 4.00
Lapse date			May 16, 2027
Expected option life (years) | yr			2.63
Number of options granted | shares			23,250
2017 Share Options | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			66.94%
Dividend yield			0.00%
Risk-free investment rate			0.27%
Fair value of option at grant date | £			£ 6.15
Fair value of share at grant date			£ 10.43
Exercise price at date of grant			£ 5.40
Lapse date			Sep. 13, 2027
Expected option life (years) | yr			2.30
Number of options granted | shares			14,690
2017 Share Options | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			66.97%
Dividend yield			0.00%
Risk-free investment rate			0.36%
Fair value of option at grant date | £			£ 6.08
Fair value of share at grant date			£ 10.34
Exercise price at date of grant			£ 5.40
Lapse date			Sep. 14, 2027
Expected option life (years) | yr			2.30
Number of options granted | shares			25,000
2017 Share Options | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			66.97%
Dividend yield			0.00%
Risk-free investment rate			0.36%
Fair value of option at grant date | £			£ 6.08
Fair value of share at grant date			£ 10.34
Exercise price at date of grant			£ 5.40
Lapse date			Sep. 14, 2027
Expected option life (years) | yr			2.30
Number of options granted | shares			110,310
2017 Share Options | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			66.97%
Dividend yield			0.00%
Risk-free investment rate			0.36%
Fair value of option at grant date | £			£ 6.08
Fair value of share at grant date			£ 10.34
Exercise price at date of grant			£ 5.40
Lapse date			Sep. 14, 2027
Expected option life (years) | yr			2.30
Number of options granted | shares			12,500
2017 Share Options | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			66.97%
Dividend yield			0.00%
Risk-free investment rate			0.36%
Fair value of option at grant date | £			£ 3.90
Fair value of share at grant date			£ 10.34
Exercise price at date of grant			£ 10.80
Lapse date			Sep. 14, 2027
Expected option life (years) | yr			2.30
Number of options granted | shares			25,000
2017 Share Options | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			67.02%
Dividend yield			0.00%
Risk-free investment rate			0.44%
Fair value of option at grant date | £			£ 6.76
Fair value of share at grant date			£ 10.15
Exercise price at date of grant			£ 4.00
Lapse date			Sep. 15, 2027
Expected option life (years) | yr			2.29
Number of options granted | shares			45,750
2017 Share Options | Grant Date Sep 15, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			67.02%
Dividend yield			0.00%
Risk-free investment rate			0.44%
Fair value of option at grant date | £			£ 10.11
Fair value of share at grant date			£ 10.15
Exercise price at date of grant			£ 0.04
Lapse date			Sep. 15, 2027
Expected option life (years) | yr			2.29
Number of options granted | shares			1,028,533
2017 Share Options | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			67.11%
Dividend yield			0.00%
Risk-free investment rate			0.47%
Fair value of option at grant date | £			£ 4.36
Fair value of share at grant date			£ 11.19
Exercise price at date of grant			£ 11.19
Lapse date			Sep. 27, 2027
Expected option life (years) | yr			2.26
Number of options granted | shares			37,500
2017 Share Options | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			67.11%
Dividend yield			0.00%
Risk-free investment rate			0.47%
Fair value of option at grant date | £			£ 4.36
Fair value of share at grant date			£ 11.19
Exercise price at date of grant			£ 11.19
Lapse date			Sep. 27, 2027
Expected option life (years) | yr			2.26
Number of options granted | shares			178,282
2017 Share Options | Vesting Dates One | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2017
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 13, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 06, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 15, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2017
2017 Share Options | Vesting Dates One | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 20, 2018
2017 Share Options | Vesting Dates One | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 27, 2018
2017 Share Options | Vesting Dates Two | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2018
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 13, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 06, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 20, 2019
2017 Share Options | Vesting Dates Two | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 27, 2019
2017 Share Options | Vesting Dates Three | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2019
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 13, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 06, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 20, 2020
2017 Share Options | Vesting Dates Three | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 27, 2020
2017 Share Options | Vesting Dates Four | Grant Date May 16, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Oct. 28, 2020
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 13, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 06, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 14, 2017 Four
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 14, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 15, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 15, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 27, 2017 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 20, 2021
2017 Share Options | Vesting Dates Four | Grant Date Sep 27, 2017 Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 27, 2021
2018 Share Options | Grant Date April 11, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		64.48%
Dividend yield		0.00%
Risk-free investment rate		1.04%
Fair value of option at grant date | £		£ 8.97
Fair value of share at grant date		£ 17.51
Exercise price at date of grant		£ 17.51
Lapse date		Apr. 11, 2028
Expected option life (years) | yr		4.50
Number of options granted | shares		71,500
2018 Share Options | Grant Date April 11, 2018 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		60.06%
Dividend yield		0.00%
Risk-free investment rate		0.83%
Fair value of option at grant date | £		£ 17.35
Fair value of share at grant date		£ 17.51
Exercise price at date of grant		£ 0.16
Lapse date		Apr. 11, 2028
Expected option life (years) | yr		2.00
Number of options granted | shares		7,500
2018 Share Options | Grant Date May 8, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		65.80%
Dividend yield		0.00%
Risk-free investment rate		1.02%
Fair value of option at grant date | £		£ 8.63
Fair value of share at grant date		£ 16.57
Exercise price at date of grant		£ 16.57
Lapse date		May 08, 2028
Expected option life (years) | yr		4.50
Number of options granted | shares		62,000
2018 Share Options | Grant Date Aug 14, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		68.14%
Dividend yield		0.00%
Risk-free investment rate		0.93%
Fair value of option at grant date | £		£ 9.65
Fair value of share at grant date		£ 18.05
Exercise price at date of grant		£ 18.05
Lapse date		Aug. 14, 2028
Expected option life (years) | yr		4.50
Number of options granted | shares		112,500
2018 Share Options | Vesting Dates One | Grant Date April 11, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Apr. 11, 2019
2018 Share Options | Vesting Dates One | Grant Date April 11, 2018 One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Apr. 11, 2018
2018 Share Options | Vesting Dates One | Grant Date May 8, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 08, 2019
2018 Share Options | Vesting Dates One | Grant Date Aug 14, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 14, 2019
2018 Share Options | Vesting Dates Two | Grant Date April 11, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Apr. 11, 2020
2018 Share Options | Vesting Dates Two | Grant Date May 8, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 08, 2020
2018 Share Options | Vesting Dates Two | Grant Date Aug 14, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 14, 2020
2018 Share Options | Vesting Dates Three | Grant Date April 11, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Apr. 11, 2021
2018 Share Options | Vesting Dates Three | Grant Date May 8, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 08, 2021
2018 Share Options | Vesting Dates Three | Grant Date Aug 14, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 14, 2021
2018 Share Options | Vesting Dates Four | Grant Date April 11, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Apr. 11, 2022
2018 Share Options | Vesting Dates Four | Grant Date May 8, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		May 08, 2022
2018 Share Options | Vesting Dates Four | Grant Date Aug 14, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 14, 2022
2019 Share Options | Grant Date Mar 13, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	69.05%
Dividend yield	0.00%
Risk-free investment rate	0.85%
Fair value of option at grant date | £	£ 5.46
Fair value of share at grant date	£ 10.13
Exercise price at date of grant	£ 10.13
Lapse date	Mar. 13, 2029
Expected option life (years) | yr	4.50
Number of options granted | shares	120,750
2019 Share Options | Grant Date May 15, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	69.08%
Dividend yield	0.00%
Risk-free investment rate	0.77%
Fair value of option at grant date | £	£ 6.07
Fair value of share at grant date	£ 11.26
Exercise price at date of grant	£ 11.26
Lapse date	May 15, 2029
Expected option life (years) | yr	4.50
Number of options granted | shares	967,400
2019 Share Options | Grant Date Sept, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	70.14%
Dividend yield	0.00%
Risk-free investment rate	0.44%
Fair value of option at grant date | £	£ 4.22
Fair value of share at grant date	£ 7.79
Exercise price at date of grant	£ 7.79
Lapse date	Sep. 11, 2029
Expected option life (years) | yr	4.50
Number of options granted | shares	114,000
2019 Share Options | Vesting Dates One | Grant Date Mar 13, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2020
2019 Share Options | Vesting Dates One | Grant Date May 15, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	May 15, 2020
2019 Share Options | Vesting Dates One | Grant Date Sept, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 11, 2020
2019 Share Options | Vesting Dates Two | Grant Date Mar 13, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2021
2019 Share Options | Vesting Dates Two | Grant Date May 15, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	May 15, 2021
2019 Share Options | Vesting Dates Two | Grant Date Sept, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 11, 2021
2019 Share Options | Vesting Dates Three | Grant Date Mar 13, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2022
2019 Share Options | Vesting Dates Three | Grant Date May 15, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	May 15, 2022
2019 Share Options | Vesting Dates Three | Grant Date Sept, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 11, 2022
2019 Share Options | Vesting Dates Four | Grant Date Mar 13, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2023
2019 Share Options | Vesting Dates Four | Grant Date May 15, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	May 15, 2023
2019 Share Options | Vesting Dates Four | Grant Date Sept, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Sep. 11, 2023